Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates
	2012	2011
Beginning of year	$3,718	$4,515
Additional investments	405	35
Equity in net income of affiliates	752	784
Dividends received	(137)	(161)
Dispositions	-	(660)
Currency translation adjustments	95	(515)
América Móvil equity adjustments	(260)	(171)
Other adjustments	8	(109)
End of year	$4,581	$3,718